As filed with the Securities and Exchange Commission on January 5, 2018

File Nos. 333-42105

811-08547

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 34	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 35	☒

(Check appropriate box or boxes)

PIONEER SERIES TRUST XII

(Exact Name of Registrant as Specified in Charter)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 742-7825

Terrence J. Cullen, Amumdi Pioneer Asset Management, Inc.

60 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph(a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 34 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 5th day of January, 2018.

PIONEER SERIES TRUST XII

By:	/s/ Lisa M. Jones
Lisa M. Jones
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on January 5, 2018:

	Signature	Title

	/s/ Lisa M. Jones	President (Principal Executive Officer)
	Lisa M. Jones	and Trustee

	Mark E. Bradley*	Treasurer (Principal Financial and Accounting Officer)
Mark E. Bradley

	David R. Bock*	Trustee
David R. Bock

	Benjamin M. Friedman*	Trustee
Benjamin M. Friedman

	Margaret B. W. Graham*	Trustee
Margaret B. W. Graham

	Lorraine H. Monchak*	Trustee
Lorraine H. Monchak

	Thomas J. Perna*	Chairman of the Board and Trustee
Thomas J. Perna

	Marguerite A. Piret*	Trustee
Marguerite A. Piret

	Fred J. Ricciardi*	Trustee
Fred J. Ricciardi

	Kenneth J. Taubes*	Trustee
Kenneth J. Taubes

*By:	/s/ Lisa M. Jones	Dated: January 5, 2018
Lisa M. Jones
Attorney-in-fact

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase